UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.  Schedule of Investments.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2016

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	502,969	505,187
EXPRESS SCRIPTS INC		3.125%	5/15/2016	500,000	501,661	503,057
BAXTER INTL INC		0.950%	6/1/2016	500,000	500,110	499,840
AMGEN INC		2.300%	6/15/2016	1,000,000	1,005,506	1,005,223
COCA COLA CO		1.800%	9/1/2016	1,000,000	1,006,355	1,006,042
TRANSOCEAN INC		5.050%	12/15/2016	250,000	250,646	242,500
GENERAL MILLS INC		5.700%	2/15/2017	500,000	522,922	523,232
MCDONALDS CORP MED TERM NT		5.300%	3/15/2017	1,000,000	1,044,227	1,043,749
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	447,057	50,809
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,886,048	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	622,026	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,570,743	-

TOTAL INVESTMENTS IN FIXED INCOME				$12,180,769	$9,860,270	$5,379,639	5.42%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES COM		25,000.00	$427,516	$259,500
DOUBLELINE TOTAL RETURN BOND I		226,010.04	2,500,000	2,461,249
FAIRHOLME FOCUSED INCOME FUND		68,685.46	750,000	638,775
FLAHERTY & CRUMRINE PREFERRED I		11,833.00	87,440	155,249
LOOMIS SAYLES BOND INSTITUTIONAL		120,930.18	1,612,500	1,516,465
OSTERWEIS STRATEGIC INCOME		19,861.83	230,000	207,556
PIMCO DYNAMIC CREDIT INCOME FUND		25,000.00	565,060	437,000
PIMCO DYNAMIC INCOME FUND COM		25,000.00	715,425	662,000
PIMCO FDS INCOME FUND INSTL		128,944.70	1,500,000	1,509,942
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL		142,568.97	1,416,436	748,487
TOTAL BOND MUTUAL FUNDS			9,804,377	8,596,223	8.66%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE		20,000.00	255,572	187,800

TOTAL INTERNATIONAL EQUITIES			255,572	187,800	0.19%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	490,502	0.49%

Financial
FRANKLIN INCOME FUND ADVIS		119,047.62	250,000	238,095	0.24%

Large Cap Blend
COOK & BYNUM FUND	[3]	33,738.19	500,000	506,410
FEDERATED STRATEGIC VALUE DIVIDEND C		15,600.62	100,000	90,016
SELECTED AMERICAN SHARES D		2,059.31	100,000	69,914
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	115,040
YACKTMAN FUND SVC		24,771.08	506,985	508,303
			1,297,461	1,289,683	1.30%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL		18,436.58	250,000	217,921
GOTHAM NEUTRAL INSTITUTIONAL		22,202.49	250,000	217,140
			500,000	435,061	0.44%

Mid Cap Blend
PROFESSIONALLY MANAGED AKR	[3]	10,855.41	250,000	241,099	0.24%

Moderate Allocation
FPA CRESCENT PORTFOLIO		33,641.26	1,025,303	992,080
OAKMARK EQUITY & INCOME I		8,920.47	263,600	243,440
SEQUOIA FD INC COM		740.54	108,371	145,805
			1,397,274	1,381,325	1.39%

Precious Metals
MARKET VECTORS GOLD MINERS		25,000.00	1,223,726	355,250
SPDR GOLD SHARES	[3]	10,000.00	969,549	1,069,492
			2,193,275	1,424,742	1.43%

Utilities
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,044,660	1.05%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		75,379.17	1,010,000	921,133	0.93%

TOTAL SPECIALTY FUNDS			8,055,219	7,466,300	7.52%

TOTAL STOCK MUTUAL FUNDS			8,310,791	7,654,100	7.71%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$18,115,168	$16,250,323	16.36%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$500,000	$623,564
ELLIOTT ASSOCIATES LP CL A	[2,3]	2,000,000	3,821,856
ELLIOTT ASSOCIATES LP CL B	[2,3]	388,000	383,760
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,061,358
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,017,165
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,629,316
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,062,085
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	371,861
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,332,341	2,021,989
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	1,058,018
PRIVET FUND LP	[2,3]	1,000,000	1,109,043
SERENGETI MULTI SERIES LLC	[2,3]	241,795	322,923
STARK INVESTMENTS LP	[2,3]	50,452	127,689
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	13,352	11,050
TERRA ARGENTINE FUND LP SERIES I	[2,3]	50,000	62,773
TERRA ARGENTINE FUND LP SERIES II	[2,3]	75,000	96,212
TERRA ARGENTINE FUND LP SERIES III	[2,3]	75,000	84,055
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,818,668	1,953,722
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	500,000	461,708
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A9	[2,3]	100,000	89,801
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A10	[2,3]	100,000	90,085
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A11	[2,3]	100,000	90,529
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A12	[2,3]	100,000	90,262
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A13	[2,3]	100,000	93,695
TOTAL LIMITED PARTNERSHIPS		19,280,175	21,734,519	21.88%

TOTAL OTHER INVESTMENTS		$19,280,175	$21,734,519	21.88%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	3,500.00	FERRARI N V COM	[3]	$127,753	$139,195
	35,000.00	FIAT CHRYSLER AUTOMOBILES		242,652	246,400
				370,405	385,595	0.39%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A	[3]	368,756	143,000	0.14%

Hotels, Restaurants & Leisure	75,000.00	SEAWORLD ENTERTAINMENT INC COM		1,384,103	1,429,500	1.44%

Media	15,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	441,710	408,150
	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,056,600
				1,652,558	1,464,750	1.47%

Retailing	5,000.00	CATO CORP NEW CL A		160,837	201,650	0.20%

Transportation	3,000.00	AMERICAN AIRLINES GROUP I COM		128,037	116,970	0.12%

TOTAL CONSUMER DISCRETIONARY				4,064,696	3,741,465	3.77%

CONSUMER STAPLES
Food & Staples Retailing	1,000.00	CVS HEALTH CORP COM		104,295	96,590
	5,000.00	WAL MART STORES INC COM		297,313	331,800
				401,608	428,390	0.43%

Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	116,750
	7,500.00	COCA COLA FEMSA S A B SPON		699,467	526,050
	2,000.00	CONSTELLATION BRANDS CL A		181,438	304,960
	3,500.00	GENERAL MILLS INC COM		122,082	197,785
	10,000.00	NESTLE S A SPONSORED ADR		396,899	737,400
	7,500.00	PEPSICO INC COM		617,894	744,750
	8,000.00	REYNOLDS AMERICAN INC COM		143,516	399,600
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	256,640
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	37,750
				2,450,076	3,321,685	3.34%

Household & Personal Products	11,500.00	PROCTER & GAMBLE CO COM		840,716	939,435	0.95%

TOTAL CONSUMER STAPLES				3,692,400	4,689,510	4.72%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
ENERGY
Energy	3,800.00	CHEVRON CORP		402,913	328,586
	4,643.00	CPFL ENERGIA S A SPONSORED	[3]	103,003	38,073
	5,404.00	EXXON MOBIL CORP COM		454,007	420,701
	8,000.00	HOLLYFRONTIER CORP COM		298,885	279,760
	7,000.00	MARATHON OIL CORP COM		187,014	68,110
	4,800.00	OCCIDENTAL PETROLEUM COM		381,193	330,384
	3,500.00	PHILLIPS 66 COM		278,831	280,525
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	65,895
	2,000.00	SCHLUMBERGER LTD COM		144,832	144,540
				2,351,092	1,956,574	1.97%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	80,340
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	116,480
	16,000.00	ENERGY TRANSFER EQUITY LP		150,093	138,880
	3,000.00	WILLIAMS COS INC DEL COM		109,004	57,900
				639,936	393,600	0.40%

TOTAL ENERGY				2,991,028	2,350,174	2.37%

FINANCIALS
Banks	30,000.00	ALLY FINL INC COM	[3]	624,448	475,500
	3,000.00	BANK OF AMERICA CORP COM		50,497	42,420
	3,000.00	BB&T CORP COM		107,875	97,980
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	91,000
	2,500.00	WELLS FARGO & CO DEL COM		113,117	125,575
				986,087	832,475	0.84%

Diversified Financials	5,000.00	ANNALY CAPITAL MGMT INC		82,125	47,500
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	324,425
	4,000.00	CALAMOS ASSET MGMT INC		51,070	38,360
	68,455.00	CAPITALA FINANCE CORP COM		1,248,018	739,314
	4,000.00	CARLYLE GROUP LP COM		111,750	54,720
	1,300.00	CME GROUP		71,797	116,805
	15,000.00	GOLUB CAPITAL BDC INC COM		226,479	233,100
	1,000.00	NEW YORK MTG TR INC COM PA		8,055	4,840
	30,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,299,803	1,312,800
	10,000.00	PAYPAL HLDGS INC COM	[3]	306,102	361,400
	4,000.00	THE BLACKSTONE GROUP LP		119,065	105,080
				3,709,670	3,338,344	3.36%

Insurance	1,500.00	AON PLC SHS CL A		121,687	131,745
	1,000.00	METLIFE INC COM		32,265	44,650
	2,500.00	TRAVELERS COMPANIES COM		203,356	267,600
	4,000.00	ZURICH INS GROUP LTD SPONS ARD		122,260	88,147
				479,568	532,142	0.54%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Real Estate	1,000.00	DIGITAL RLTY TR INC COM		58,864	80,080
	6,000.00	EASTERLY GOVT PPTYS COM		94,785	106,920
	1,000.00	GEO GROUP INC COM		32,717	29,580
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	179,500
	1,000.00	HCP INC COM REIT		41,467	35,940
	10,000.00	IRSA INVERSIONES Y REPRESENTACIONES		107,792	111,800
	62,450.00	KENNEDY-WILSON EUROPE REAL		1,129,633	986,841
	5,000.00	KENNEDY-WILSON HLDGS I COM		108,031	101,400
	15,000.00	MEDICAL PPTYS TR INC COM		185,835	165,000
	1,100.00	OMEGA HEALTHCARE INVS COM		34,106	34,881
	500.00	W P CAREY & CO LLC COM		31,927	29,125
				1,978,262	1,861,067	1.87%

TOTAL FINANCIALS				7,153,587	6,564,028	6.61%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	179,120
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	335,600
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	398,842
	4,000.00	QUEST DIAGNOSTICS INC COM		222,639	262,680
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	129,680
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,109	115,695
				1,115,735	1,421,617	1.43%

Pharmaceuticals & Biotechnology	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	322,200
	1,000.00	JOHNSON & JOHNSON COM		91,105	104,440
	3,000.00	ELI LILLY & CO COM		132,158	237,300
	2,000.00	MERCK & CO INC COM		106,332	101,340
	26,500.00	PFIZER INC COM		533,833	807,985
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	32,980
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	61,480
				1,166,928	1,667,725	1.68%

TOTAL HEALTH CARE				2,282,663	3,089,342	3.11%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	75,500
	4,000.00	AMERICAN RAILCAR INDS COM		177,170	181,600
	12,500.00	ROLLS ROYCE HOLDINGS SPONS		143,217	100,375
	1,000.00	WABTEC CORP COM		59,525	63,950
				451,477	421,425	0.42%

Commercial Services & Supplies	5,000.00	BROOKFIELD INFRASTRUCTURE		143,408	179,750.00
	1,000.00	ECOLAB INC COM		105,289	107,870.00
	2,000.00	STERICYCLE INC COM	[3]	201,180	240,700
	6,000.00	US ECOLOGY INC COM		122,962	203,820
	500.00	WASTE MGMT INC DEL COM		17,412	26,475
				590,251	758,615	0.76%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	70,500	0.07%

TOTAL INDUSTRIALS				1,115,058	1,250,540	1.26%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,338	108,570	0.11%

Software & Services	601.00	ALPHABET INC CAP STK CL C	[3]	310,940	446,513
	19,500.00	CDK GLOBAL INC COM		805,721	858,975
	20,000.00	EBAY INC COM	[3]	438,379	469,200
	3,500.00	MICROSOFT CORP COM		87,412	192,815
	4,000.00	ORACLE CORP COM		110,847	145,240
				1,753,299	2,112,743	2.13%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		275,010	340,690
	5,700.00	CISCO SYSTEMS INC COM		111,359	135,603
	2,500.00	CORNING INC COM		51,787	46,525
	5,000.00	EMC CORP MASS COM		123,828	123,850
	6,000.00	QUALCOMM INC COM		356,810	272,040
	20,000.00	RELM WIRELESS CORP COM	[3]	53,773	78,800
	500.00	SYNAPTICS INC COM	[3]	33,775	36,655
				1,006,342	1,034,163	1.04%

TOTAL INFORMATION TECHNOLOGY				2,832,979	3,255,476	3.28%

MATERIALS	1,580.00	DOW CHEMICAL CO COM		81,482	66,360
	1,077.00	OLIN CORP COM		21,655	18,244
	2,000.00	RPM INTL INC COM		42,340	78,500
TOTAL MATERIALS				145,477	163,104	0.16%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	28,280
	3,000.00	AT&T CORP COM		84,046	108,180
	4,500.00	BCE INC COM		191,785	181,350
	3,000.00	ORANGE SPONSORED ADR		47,540	53,010
	10,000.00	SINGAPORE TELECOMM LTD ADR		290,885	247,000
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	39,420
	2,000.00	TELECOM ARGENTINA SA		36,419	31,300
	1,000.00	TELEFONICA BRASIL S.A.		28,025	8,720
	6,691.00	TELEFONICA S A SPONSORED ADR		110,736	70,189
TOTAL TELECOMMUNICATION SERVICES				872,357	767,449	0.77%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM	79,050	121,940
	500.00	AMERICAN STS WTR CO COM	19,159	22,700
	8,000.00	AMERIGAS PARTNERS LP COM	348,077	307,440
	6,500.00	DOMINION RES INC VA COM	330,756	469,105
	14,187.00	DUKE ENERGY CORP COM	833,466	1,068,281
	1,000.00	ENTERGY CORP NEW COM	69,388	70,580
	3,000.00	SOUTHERN CO COM	122,610	146,760
	2,256.00	WEC ENERGY GROUP INC COM	89,900	124,599
TOTAL UTILITIES			1,892,406	2,331,405	2.35%

TOTAL INVESTMENTS IN COMMON STOCKS			$27,042,651	$28,202,493	28.40%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $25 EXP 1/20/17	[3]	150	$33,099	$750
AMERICAN EXPRESS CALL OPTION, $60 EXP 1/19/18	[3]	50	32,577	23,250
SEAWORLD ENTERTAINMENT CALL OPTION, $20 EXP 1/20/17	[3]	50	6,397	7,550
TOTAL CALL OPTIONS			72,073	31,550	0.03%

TOTAL INVESTMENTS IN OPTIONS			$72,073	$31,550	0.03%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
WACHOVIA CAP TRUST III CALLABLE PFD	500,000.00	$487,500	$477,500

TOTAL INVESTMENTS IN PREFERRED STOCKS		$487,500	$477,500	0.48%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)

January 31, 2016

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$25,378,734	$25,378,734	25.55%

TOTAL INVESTMENTS - MARKET VALUE		97,454,758	98.12%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		1,865,856	1.88%

TOTAL NET ASSETS		$99,320,614	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)

January 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
NORFOLK SOUTHERN CALL OPTION, $100 EXP 3/18/16	[3]	(10)	$(2,235)	$(70)	0.00%
	[3]
TOTAL CALL OPTIONS - LIABILITIES	[3]		(2,235)	(70)	0.00%
	[3]
PUT OPTIONS:
3M COMPANY PUT OPTION, $130 EXP 7/15/16	[3]	(10)	(6,284)	(2,740)
ALIBABA GROUP PUT OPTION, $60 EXP 7/15/16	[3]	(20)	(5,769)	(8,200)
ALPHABET INC PUT OPTION, $600 EXP 1/20/17	[3]	(3)	(13,015)	(8,700)
ALPHABET INC PUT OPTION, $700 EXP 6/17/16	[3]	(5)	(19,592)	(16,450)
AMAZON COM INC PUT OPTION, $450 EXP 1/20/17	[3]	(3)	(9,445)	(8,208)
AMAZON COM INC PUT OPTION, $500 EXP 7/15/16	[3]	(5)	(10,992)	(10,850)
AMERICAN EXPRESS PUT OPTION, $55 EXP 4/15/16	[3]	(50)	(13,173)	(17,600)
APPLE INC PUT OPTION, $85 EXP 10/21/16	[3]	(70)	(40,941)	(33,040)
APPLE INC PUT OPTION, $90 EXP 4/15/16	[3]	(20)	(8,469)	(4,220)
APPLE INC PUT OPTION, $90 EXP 7/15/16	[3]	(10)	(5,015)	(4,650)
CINTAS CORP PUT OPTION, $75 EXP 8/19/16	[3]	(20)	(5,969)	(3,900)
COMMSCOPE HLDGS PUT OPTION, $19 EXP 8/19/16	[3]	(40)	(5,138)	(4,200)
GILEAD SCIENCE PUT OPTION, $95 EXP 4/15/16	[3]	(10)	(3,965)	(13,580)
HOLOGIC INC PUT OPTION, $35 EXP 6/17/16	[3]	(30)	(5,504)	(9,000)
PAYPAL HLDGS PUT OPTION, $30 EXP 3/18/16	[3]	(100)	(12,346)	(2,900)
WAYFAIR INC PUT OPTION, $30 EXP 5/20/16	[3]	(25)	(11,211)	(5,125)
WAYFAIR INC PUT OPTION, $35 EXP 2/19/16	[3]	(25)	(10,711)	(875)

TOTAL PUT OPTIONS - LIABILITIES			(187,539)	(154,238)	-0.16%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(189,774)	$(154,308)	-0.16%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2016

1.    ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.    SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2016

D.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2011 and thereafter are subject to possible future examinations by tax authorities.

E.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2016

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

I.  Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2016

J.  Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of January 31, 2016.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2016

The following is a summary of the inputs used to value the Company’s investments as of January 31, 2016.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$5,379,639	$-	$-	$5,379,639
Mutual Funds
Bond Mutual Funds	8,596,223	-	-	8,596,223
Stock Mutual Funds	7,654,100	-	-	7,654,100
Other Investments Limited Partnerships	-	-	21,734,519	21,734,519
Common Stocks
Common Stocks – Publicly Traded	28,234,043	-	-	28,234,043
Call Options	(70)	-	-	(70)
Put Options	(154,238)	-	-	(154,238)
Preferred Stocks	477,500	-	-	477,500
Cash and Cash Equivalents	25,378,734	-	-	25,378,734
Total Investments	$75,565,931	$-	$21,734,519	$97,300,450

The table below presents a reconciliation for the quarter ended January 31, 2016, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2015	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	1/31/2016
Other Investments Limited Partnerships	$22,620,053	$-	$(715,032)	$47,306	$89,630	$(260,132)	$(47,306)	$-	$21,734,519
Total Investments	$22,620,053	$-	$(715,032)	$47,306	$89,630	$(260,132)	$(47,306)	$-	$21,734,519

3.    UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2016, were as follows:

Gross appreciation (excess of value over tax cost)	$7,860,396
Gross depreciation (excess of tax cost over value)	(10,642,209)
Net unrealized appreciation	$(2,781,813)
Cost of investments for income tax purposes	$100,236,571

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2016

4.	OPTIONS WRITTEN

As of January 31, 2016, portfolio securities valued at $70,500 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	635	$156,772
Options written	436	181,304
Options terminated in closing purchase transactions	(235)	(35,442)
Options expired	(340)	(98,825)
Options exercised	(40)	(14,036)
Options outstanding at January 31, 2016	456	$189,773

5.	PLEDGED COLLATERAL

As of January 31, 2016, cash in the amount of $75,281 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,314,384 and have been assigned no value at January 31, 2016.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 9, 2016

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

President

March 9, 2016